Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information

15	Segment information

Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, or decision-making group in deciding how to allocate resources based on their potentials and opportunities and in assessing their performance. The Company evaluates operating results based on measures of performance, including revenue and gross profit (primary). The Company currently operates in the following two reporting segments: Maggot Debridement Therapy Product and Cosmeceutical Product.

Our reportable segments consist of Maggot Debridement Therapy Product and Cosmeceutical Product. We determine our operating segments based on how the Chief Operating Decision Maker (“CODM”) manage the business, allocate resources, make operating decisions and evaluate operating performance. The Company’s CODM is the Chief Executive Officer. Our CODM reviews financial information presented on a consolidated basis accompanied by information about revenue by products type along with gross profit for purposes of allocating resources and evaluating financial performance, as such we have disclosed segment information up to gross profit for each reporting segment.

As discussed in Note 2, the Company operates in two business segments – Maggot Debridement Therapy Product, which consists of operations related to the Company’s selling of maggot vials to the hospital for their treatment of respective patients; and Cosmeceutical Product, which consists of operations related to the Company’s selling of cosmeceutical product to its customer.

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Revenue
Maggot Debridement Therapy Product	78,957	34,417	44,204	34,365
Cosmeceutical Product	21,816	13,904	5,690	4,424
	100,773	48,321	49,894	38,789

Cost of revenues
Maggot Debridement Therapy Product	(46,684)	(45,592)	(48,843)	(37,972)
Cosmeceutical Product	(17,484)	(5,753)	(1,696)	(1,318)
	(64,168)	(51,345)	(50,539)	(39,290)

Gross profit/(loss)
Maggot Debridement Therapy Product	32,273	(11,175)	(4,639)	(3,607)
Cosmeceutical Product	4,332	8,151	3,994	3,106
	36,605	(3,024)	(645)	(501)

There were no material transactions between reportable segments during the years ended December 31, 2023, 2024 and 2025.

Assets by reportable segment and operating costs by reportable segment are not presented as the Company does not allocate assets to its reportable segments, nor is such information used by management for purposes of assessing performance or allocating resources.

As of December 31, 2023, 2024 and 2025, substantially all of the Company’s assets were located in Singapore, and substantially all of the Company’s revenue was generated from customers based in Singapore.